Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Property Plant and Equipment

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at December 31, 2022	18,675	3,809	35,222	172	57,878

Additions	—	40	2,319	2,162	4,521
Disposal	(51)	(47)	(526)	—	(624)
Transfers	164	—	—	(164)	—
Depreciation for the period	(41)	(413)	(2,937)	—	(3,391)
Translation differences	—	(9)	(306)	—	(315)

Balance at June 30, 2023	18,747	3,380	33,772	2,170	58,069

Cost
At December 31, 2022	20,829	4,749	38,707	172	64,457

At June 30, 2023	20,942	4,733	40,194	2,170	68,039

Accumulated amortization
At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)

At June 30, 2023	(2,194)	(1,354)	(6,422)	—	(9,970)